Credit Facilities and Mortgage Notes Payable (Lenexa Loan Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2013	May 31, 2013	Jun. 30, 2011
Debt Instrument [Line Items]
Interest rate	9.00%
Member advances, maturity date	Dec. 31, 2013
Lenexa Loan [Member]
Debt Instrument [Line Items]
Loan agreement amount of loan			$ 2.80
Interest rate			5.43%
Member advances, maturity date		May 26, 2013